Derivative Instruments - Derivatives Designated As Fair Value Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Bond Futures [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Net fair value of bonds designated as fair value hedges	$ 0	$ 0